Stated capital - Change in shares issued and outstanding (Details) - ZAR (R) shares in Thousands, R in Thousands		12 Months Ended
	Aug. 29, 2016	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Number of shares
Balance (in shares)		563,435	759,138
Shares issued (in shares)		6,001	5,125
Share repurchase (in shares)		(5,016)	(200,828)
Balance (in shares)		564,420	563,435	759,138
Stated capital
Balance		R 854,345	R 1,320,955
Shares issued		10,726	7,072
Share repurchase	R 3,222	(18,666)	(473,682)	R (123,760)
Balance		R 846,405	R 854,345	R 1,320,955